PRINCIPAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

2.1 Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The unaudited interim condensed consolidated financial statements have been prepared using accounting policies that are consistent with the policies used in preparing the Group’s consolidated financial statements for the year ended December 31, 2024.

Significant accounting policies followed by the Group in the preparation of its accompanying unaudited interim condensed consolidated financial statements are summarized below.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES(CONTINUED)

2.2 Basis of consolidation

The Group’s unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

2.3 Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long-lived assets and liabilities at the dates of the financial statements and the reported amount of revenues and expenses during the reporting periods. On an ongoing basis, the Company’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Company to revise its estimates. Accounting estimates reflected in the Group’s unaudited interim condensed consolidated financial statements include, but are not limited to the fair value of a down round feature triggered for senior convertible preferred shares, the fair value of forward contracts, share-based compensation arrangements, fair value of the long-term investment, provision for credit losses for loans recognized as a result of payments under guarantees, trade receivables and other receivables, impairment of long-lived assets, the useful lives of property, equipment and software, discount rate applied in lease accounting, inventory provision, valuation allowances for deferred tax assets and management assumptions used in going concern assessment. Given that changes in circumstances, facts and experience may cause the Group to revise its estimates, actual results could differ from those estimates.

2.4 Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data

Level 3 — Unobservable inputs which are supported by little or no market activity

Financial instruments of the Company primarily are comprised of cash and cash equivalents, accounts receivable, short-term borrowings, long-term borrowings, and accounts payable. The carrying values approximated the fair values of these instruments because of their generally short maturities as of December 31, 2024 and June 30, 2025.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES(CONTINUED)

2.5 Foreign currencies

The Group uses Renminbi (“RMB”) as its reporting currency. The USD (“US$”) is the functional currency of the Group’s entities incorporated in Cayman Islands, British Virgin Islands and Hong Kong, and the RMB is the functional currency of the Group’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ deficit.

2.6 Convenience translation

Translations of Unaudited Interim Condensed Consolidated Balance Sheets, the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss and the Unaudited Interim Condensed Consolidated Statements of Cash Flows from RMB into US$ as of and for the six months ended June 30, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.1636 on June 30, 2025 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2025, or at any other rate.

2.7 Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amount of cash and with original maturities from the date of purchase of generally three months or less.

2.8 Restricted cash

As of December 31, 2024 and June 30, 2025, restricted cash primarily represents cash reserved in relation to certain litigations.

2.9 Inventory

Inventory consists primarily of used vehicles and is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification and includes acquisition cost, direct and indirect reconditioning costs and inbound transportation expenses. Net realizable value represents the estimated selling price less costs to complete, dispose and transport the vehicles. Each reporting period the Company recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value in the cost of revenues in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss. Total carrying amount of used vehicles was RMB207.4 million and RMB279.4 million as of December 31, 2024 and June 30, 2025, respectively. Total amount of inventory write-downs recorded for used vehicles were RMB6.0 million and RMB8.3 million for the six months ended June 30, 2024 and 2025, respectively.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES(CONTINUED)

2.10 Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Machine	12 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

The Company recognizes the gain or loss on the disposal of property, equipment and software in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

2.11 Long-term investments

In accordance with ASC 323 Investment—Equity Method and Joint Ventures, the Company accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Company’s share of the investee’s profit and loss is recognized in the earnings of the period.

The Company also holds investments in privately held companies in the form of equity securities without readily determinable fair values and in which the Company does not have a controlling interest or significant influence. In accordance with ASC 321 Investment- Equity Securities, investments in equity securities without readily determinable fair values are initially recorded at cost and are subsequently adjusted to fair value for impairments and price changes from observable transactions in the same or a similar security from the same issuer. Impairment provision recognized was RMB3.5 million and nil for the six months ended June 30, 2024 and 2025, respectively.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. Based on ASU 2016-01, the Company will be able to elect to record equity investments without readily determinable fair values and not accounted for by the equity method either at fair value with changes in fair value recognized in net income or at cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer (“measurement alternative”). For equity investments without readily determinable fair value for which the Company has elected to use the measurement alternative, at each reporting period, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date, applying significant judgement in considering various factors and events including a) adverse performance of investees, credit rating, asset quality, or business prospects of the investee; b) adverse industry developments affecting investees; and c) adverse regulatory, social, economic or other developments affecting investees. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES(CONTINUED)

2.12 Impairment of long-lived assets

Long-lived assets including property, equipment, financing and operating lease right-of-use assets and software with definite lives are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. When these events occur, the Group will assess whether an impairment of the long-lived assets in question exists by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over the fair value of the asset. No impairment of long-lived assets was recognized for the six months ended June months ended June 30, 2024 and 2025.

2.13 Revenue recognition

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services. To achieve that core principle, the Group applies five steps defined under Topic 606. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate units of accounting. The Company considered appropriate methods to allocate the transaction price to each performance obligations, based on the relative standalone selling prices of the services provided. In estimating the standalone selling price for the services that are not directly observable, the Company considered the suitable methods included in ASC 606-10-21-34, and determined the adjusted market assessment approach is the most appropriate method. When estimating the relative standalone selling prices, the Group considers standalone selling prices of similar services. Revenue is recognized upon transfer of control of these promised goods or services to a customer.

Revenue is recorded net off value-added-tax.

Retail vehicle sales business

The Company sells used vehicles directly to its customers through two ways: in-store purchase at our used car superstores for regional customers or online purchase for nationwide customers.

The prices of used vehicles are set forth in the customer contracts at stand-alone selling prices which are agreed upon prior to delivery. The Company satisfies its performance obligation for used vehicles sales when the Consumer obtains control of the underlying vehicles. The Company receives payment for used vehicle sales directly from the Consumer at the time of sale. Payments received prior to delivery or pick-up of used vehicles are recorded as “Other payables and other current liabilities” within the Unaudited Interim Condensed Consolidated Balance Sheets.

Wholesale vehicle sales business

The Company sells vehicles to wholesalers through offline dealership. The Company satisfies its performance obligation and recognizes revenue for wholesale vehicle sales at the point in time when the wholesale purchasers obtain control of the underlying vehicles. The payments are received when the vehicles are sold.

Others

It mainly represented the commissions earned from the Group’s financing and insurance partners from introducing them to the Company’s retail customers with financing needs, as well as revenues earned from warranty services.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.14 Value-added-tax (“VAT”) and surcharges

The Company’s subsidiaries are subject to value-added tax and related surcharges on the revenues earned for services provided in the PRC. The applicable value-added-tax rate for general VAT payers is set out in the following table.

Type of service	Applicable VAT rate (%)
Vehicle sales	0.5% - 6%
Commission	6%
Value-added service	6%
Other services	6%

The surcharges (i.e. urban construction and maintenance tax, educational surtax, local educational surtax), vary from 5% to 12% of the value-added-tax depending on the tax payer’s location. The surcharges are recorded in the “Cost of revenues” in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

2.15 Cost of revenues

Cost of revenues includes the cost to acquire used vehicles and direct and indirect vehicle reconditioning costs associated with preparing the vehicles for resale and warranty services. Cost of revenues also includes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value.

2.16 Sales and marketing expenses

Sales and marketing expenses primarily consist of salaries and benefits expenses for sales and marketing personnel, advertising and promotion expenses, after-sales costs, depreciation expenses of our superstore right-of-use assets and other office costs. Advertising and promotion expenses primarily include costs for online advertising, which comprises online traffic acquisition costs, as well as offline marketing activities. Salaries and benefits for employees engaged in aftersales services and costs relating to outbound logistics were classified as “Sales and marketing expenses”.

2.17 Research and development expenses

Research and development expenses primarily consist of salaries and benefits expenses, fees for outsourced technical services and depreciation of servers and computers relating to research and development.

All research and development costs are expensed as incurred. Software development costs required to be capitalized under ASC 350-40, Internal-Use Software, were not material to the unaudited interim condensed consolidated financial statements.

2.18 General and administrative expenses

General and administrative expenses primarily consist of salaries and benefits and share-based compensation for employees engaged in management and administration positions or involved in general corporate functions, office rental, professional service fees and depreciation.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.19 Share-based compensation

The Company grants share options, restricted shares and restricted share units (“RSUs”) to eligible employees, director and execute officers. All share-based awards are measured at fair value on the grant date. The share-based compensation expenses have been categorized as either cost of revenues, sales and marketing expenses research and development expenses, or general and administrative expenses, depending on the job functions of the grantees.

Share Options Granted

The Company follows ASC 718 to determine whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company classifies the share-based awards granted to employees as equity award and has elected to recognize compensation expense on share-based awards with service condition on a graded vesting basis over the requisite service period, which is generally the vesting period.

Restricted Shares and RSUs

For the restricted shares, the awards are measured at fair value on the grant date. Share-based compensation expense is recognized using the straight-line method over the requisite service period or immediately at the grant date if no vesting conditions are required.

For grants of RSUs with certain market conditions, it is classified as equity awards and recognized in the financial statements based on their grant date fair values which are determined using the Monte Carlo valuation model, which incorporates various assumptions including expected stock price volatility, risk-free interest rates, and expected timing. Related expenses are recognized over the derived service period determined based on valuation techniques that are used to estimate fair value and is not adjusted if the market condition is not met, so long as the requisite service is provided.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards. In accordance with ASU 2016-09, the Group made an entity-wide accounting policy election to account for forfeitures when they occur.

2.20 Taxation

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the unaudited interim condensed consolidated financial statements, net operating loss carries forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statements of comprehensive loss in the period of the enactment of the change.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.20 Taxation (continued)

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the unaudited interim condensed consolidated financial statements, net operating loss carries forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statements of comprehensive loss in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the-more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. Undistributed earnings are expected to be indefinitely reinvested for the foreseeable future, if any.

2.21 Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, the net loss is allocated between ordinary shares and other participating securities, including senior convertible preferred shares, based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss. The diluted loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive. Except for voting rights, the Class A and Class B ordinary shares have all the same rights and therefore the loss per share for both classes of shares are identical.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.22 Leases

The Company determines if an arrangement is or contains a lease at inception. Operating leases are primarily for offices and stores and are included in Right-of-use assets, net, Operating lease liabilities, current and Operating lease liabilities, non-current on its Unaudited Interim Condensed Consolidated Balance Sheets. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and Operating lease liabilities represent obligation to make lease payment arising from the lease. The operating lease right of use assets and liabilities are recognized at lease commencement date based on the present value of lease payment over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The right of use assets also includes any lease payments made. The Company’s lease term may include options to extend or terminate the lease. Renewal options are considered within the operating lease right of use assets and liabilities when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Finance lease assets are presented as finance lease right-of-use assets, net, and the corresponding finance lease liabilities are included in current portion of finance lease liabilities for the current portion, and in finance lease liabilities within non-current liabilities on the Unaudited Interim Condensed Consolidated Balance Sheets. Finance lease costs consists of interest expense on the finance lease liabilities as well as amortization of the finance lease right-of-use assets on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected to not recognize a lease liability or lease right of use asset on its Unaudited Interim Condensed Consolidated Balance Sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss. The Company has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

2.23 Provision for credit losses

The Company has several types of financial assets and liabilities that are subject to ASC 326’s CECL model. The CECL reserves for credit loss represents the Company’s best estimate of the expected lifetime credit losses for accounts receivable, loans recognized as a result of payments under guarantees and other receivables as of the balance sheet dates. The adequacy of the reserves for credit losses is assessed quarterly; and the assumptions and models used in establishing the allowance are evaluated regularly. Because credit losses can vary substantially over time, estimating credit loss reserves requires us to estimate lifetime expected credit losses by incorporating historical loss experience, as well as current and future economic conditions over a reasonable and supportable period beyond the balance sheet date.

Measurement of CECL reserve

The Company estimates its CECL reserve for different financial instruments using various methods including the probability-of-default method, the loss rate method, the roll rate method and the discounted cash flow method.

●	For loans recognized as a result of payments under guarantees and financial lease receivables, the loss rate method is applied as the comprehensive product impact of Probability of Default (“PD”) and Loss Given Default (“LGD”).

●	The roll rate model is adopted for accounts receivable; while for some other receivables which cannot be pooled with financial assets with similar risk characteristics, the reserve for credit losses is evaluated on an individual basis using the discounted cash flow method.

Note that to incorporate the forward-looking impacts based on the Company’s best macroeconomic forecasts, quantitative adjustments are applied to key parameters such as PD, LGD, loss rates, and roll rates on a collective basis. The Company groups its financial instruments into pools by credit status, product types, accounts receivable aging schedule, collateral types and other risk characteristics as appropriate in the calibration and adjustments of these parameters.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.24 Accounting of the down round feature

The Company assesses whether there are circumstances that trigger the down round feature for convertible preferred shares and warrants. When the down round feature is triggered, the Company considers the provision of ASC 260-10-30-1 and measures the value of the effect of the feature as the difference between (a) the fair value of the issued financial instrument (without the down round feature) with a conversion or exercise price corresponding to the stated conversion or exercise price before the conversion or exercise price reduction and (b) the fair value of the issued financial instrument (without the down round feature) with a conversion or exercise price corresponding to the reduced conversion or exercise price upon the down round feature being triggered. The excess value of the convertible preferred shares or warrant resulting from the triggering of the down round feature as determined on the measurement date shall be a deemed dividend to the preferred shareholders or to the warrant holders, which should be deducted to arrive at net income/(loss) to ordinary shareholders. Therefore, recognition of the fair value of the down round feature results in a charge to retained earnings/(accumulated deficit) and a credit to additional paid-in capital in permanent equity rather than mezzanine equity.

2.25 Accounting of the forward contract

The Company evaluates forward contracts over its own equity to determine the appropriate classification as assets, liabilities, or equity. Forward contracts that are considered indexed to the Company’s own stock and meet the requirements for equity classification are classified as equity with no subsequent remeasurement. Forward contracts that are not considered indexed to the Company’s own stock are classified as assets or liabilities and initially recognized at fair value on the Unaudited Interim Condensed Consolidated Balance Sheets, and subsequently remeasured at fair value each reporting period, with changes in fair value recognized in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

2.26 Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted:

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity′s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the Group′s consolidated financial statements, once adopted. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses. This ASU requires public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. Although ASU 2024-03 requires comparative disclosures for all periods presented, entities are permitted to begin applying the guidance prospectively. Therefore, comparative disclosures are not required for reporting periods beginning before the effective date. Entities may elect to apply ASU 2024-03 retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the impact of adopting ASU 2024-03.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326) Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient to assume that current conditions as of the balance sheet date will persist through the reasonable and supportable forecast period for eligible assets. This update is effective for fiscal years beginning after December 15, 2025, and interim periods within those annual reporting periods. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The Company is currently evaluating the impact of adopting ASU 2025-05.

In September 2025, the FASB issued a final standard to modernize the accounting guidance for the costs to develop software for internal use. The new guidance amends the existing standard that refers to various stages of a software development project to align better with current software development methods, such as agile programming. The new guidance will be effective for all entities for annual periods beginning after December 15, 2027. The guidance can be applied on a fully prospective basis, a modified basis for in-process projects, or a full retrospective basis. The Company is currently evaluating the impact of adopting the new guidance.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)